Discontinued Operations - Sale of Infusionz to Bloomios (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Operating expense	$ 5,146,339	$ 6,305,855	$ 13,458,877	$ 20,359,116	$ 35,287,018	$ 33,300,703
Discontinued Operations [Member]
Operating expense					652,891
Management fees					685,600
Advance for payroll					50,000
Excess working capital					388,565
Accrued interest					247,885
Subtotal due from Bloomios					2,024,941
Reserve					1,179,498
Total amounts due from Bloomios					$ 845,443